Investments in Equity Investees - Capital Commitments (Details) - Property, plant and equipment $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,615
Equity investees
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,868